VANECK MORTGAGE REIT INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.7%
Financial Services : 99.7%
AGNC Investment Corp. † 1,697,125 $ 17,293,704
Annaly Capital Management,
Inc. 1,324,248 26,604,142
Apollo Commercial Real Estate
Finance, Inc. 714,589 8,432,150
Arbor Realty Trust, Inc. † 732,012 12,378,323
Ares Commercial Real Estate
Corp. † 369,961 3,943,784
ARMOUR Residential REIT,
Inc. † 1,201,351 6,138,904
Blackstone Mortgage Trust,
Inc. † 524,876 12,066,899
BrightSpire Capital, Inc. 808,578 5,951,134
Chimera Investment Corp. † 1,335,880 8,389,326
Claros Mortgage Trust, Inc. † 290,596 3,580,143
Dynex Capital, Inc. † 387,224 5,053,273
Ellington Financial, Inc. † 412,683 5,579,474
Franklin BSP Realty Trust, Inc. † 460,787 6,589,254
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. † 408,629 10,669,303
KKR Real Estate Finance Trust,
Inc. † 311,701 3,883,795
Ladder Capital Corp. 770,176 8,464,234
Number
of Shares Value
Financial Services (continued)
MFA Financial, Inc. 649,994 $ 7,318,933
New York Mortgage Trust, Inc. † 531,900 5,398,785
Orchid Island Capital, Inc. † 280,038 2,917,996
PennyMac Mortgage
Investment Trust † 442,662 5,657,220
Ready Capital Corp. † 842,973 9,753,198
Redwood Trust, Inc. † 629,709 4,741,709
Rithm Capital Corp. 1,473,203 14,849,886
Starwood Property Trust, Inc. † 899,571 18,657,103
Two Harbors Investment
Corp. † 556,374 7,460,975
Underline
Total Common Stocks
(Cost: $262,336,190) 221,773,647
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 9.1%
Money Market Fund: 9.1%
(Cost: $20,158,133)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 20,158,133 20,158,133
Total Investments: 108.8%
(Cost: $282,494,323) 241,931,780
Liabilities in excess of other assets: (8.8)% (19,586,858)
NET ASSETS: 100.0% $ 222,344,922
† Security fully or partially on loan. Total market value of securities on loan is $61,966,428.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 100.0% $ 221,773,647